Financial Instruments - Embedded Derivative Contract (Details) $ in Millions	Dec. 31, 2025 CAD ($) uSDPerMMBtu	Dec. 31, 2024 CAD ($)
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value ($ millions) | $	$ 57	$ 0
Bottom of range | Natural gas embedded derivative
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Forward Prices | uSDPerMMBtu	3.10
Top of range | Natural gas embedded derivative
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Forward Prices | uSDPerMMBtu	7.53
Level 3 | Natural gas embedded derivative
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value ($ millions) | $	$ 57
Discount Rate	4.60%